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Silver, Freedman, Taff & Tiernan LLP

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March 6, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Enclosed for filing is the Registration Statement on Form S-3 of HomeTrust Bancshares, Inc., a Maryland corporation (the “Company”), relating to the resale from time to time by selling securityholders (the “Selling Securityholders”) of an aggregate of 1,374,646 shares of the Company’s common stock, par value $0.01 per share (the “Shares”). The Shares were issued in a private placement to the Selling Securityholders in connection with the merger (the “Merger”) of Quantum Capital Corp., a Georgia corporation (“Quantum”), with and into the Company on February 12, 2023, pursuant to the Agreement and Plan of Merger, dated as of July 24, 2022 (the “Merger Agreement”), by and between the Company and Quantum. The Shares were part of the consideration paid under the Merger Agreement to the Selling Securityholders in exchange for the shares of common stock, par value $1.00 per share, of Quantum held by them immediately prior to the Merger.

Should the Staff have any questions or comments regarding this filing, please call the undersigned at (240) 328-4615 or Martin L. Meyrowitz, P.C. at (202) 295-4527.

Sincerely,

/s/ Craig M. Scheer, P.C.
Craig M. Scheer, P.C.

Enclosure

cc: Martin L. Meyrowitz, P.C.